Contingent and Deferred Consideration Payable - Schedule of Contingent Consideration Payable (Details) $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Contingent And Deferred Consideration Payable [Abstract]
Beginning balance	$ 27,146
Payments made during the period	(6,475)
Additions in The period	0
Fair value loss and other	480
Ending balance	21,151
Current	12,088
Non-current	$ 9,063